Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Line Items]
SEGMENT REPORTING

NOTE 27 — SEGMENT REPORTING

We operate as a single reportable segment. This determination is based upon the financial information reviewed by our Chief Operating Decision Maker (“CODM”). Our CODM is our management committee, which is comprised of the Company’s Chief Executive Officer, President and Chief Financial Officer who collectively assess the performance of the Company and allocate resources across the Company. The internal reporting used collectively by the management committee is presented on a consolidated basis. The accounting policies of the segment are the same as those described in Note 2. The CODM evaluates the Company’s performance and allocates resources based upon consolidated business metrics, including not limited to registered users, funded accounts, equity notional volume and option contract volume, and financial metrics, which include consolidated revenue, adjusted operating income, adjusted net income and consolidated total assets. Certain information provided to the CODM presents operating expenses on a different basis than that presented in the consolidated statements of operations and comprehensive (loss) income.

The following table presents significant expenses provided to the CODM for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Revenues
Equity and option order flow rebates	$197,069,562	$192,232,715	$278,981,134
Interest related income	130,451,877	155,792,329	91,882,243
Handling charge income	49,044,700	30,677,177	8,500,321
Other revenues	13,663,533	10,900,349	8,969,222
Total revenues	390,229,672	389,602,570	388,332,920
Segment expenses
Brokerage and transaction(1)	79,306,618	66,418,918	59,764,117
Technology and development(1)	55,550,088	44,407,785	39,491,515
Marketing and branding(1)	136,693,180	150,558,774	137,394,118
General and administrative(1)	100,445,443	75,825,829	53,105,956
Other segment items(2)	32,587,611	29,411,885	30,022,321
Total operating expenses per consolidated statements of operations and comprehensive (loss) income	404,582,940	366,623,191	319,778,027
Operating (loss) income	(14,353,268)	22,979,379	68,554,893
Other (income) expense, net	(2,302,693)	2,801,285	2,869,397
Provision for income taxes	13,823,355	16,140,571	32,211,527
Income from discontinued operations, net of tax	2,691,778	1,784,465	16,603,657
Net (loss) income	$(23,182,152)	$5,821,988	$50,077,626

(1)	Excludes share-based compensation. See Note 18 for operating expense allocation.
(2)	Other segment items represent share-based compensation.

As we are a single segment entity, the significant segment expenses required to be disclosed under ASC 280 are presented throughout the consolidated financial statements including the consolidated statements of operations and comprehensive (loss) income, consolidated statements of cash flows, Note 20 – Revenues and Note 21 – Expenses.

Our single segment total assets are equivalent to our total consolidated assets as reported on our consolidated statements of financial position.

Geographic Area Information

The following table presents our revenues, by geographic area, for the years ended December 31, 2024, 2023 and 2022 from external customers, excluding interest received on corporate bank deposits in the amount of $12,923,495, $14,833,038 and $4,325,689 for the years ended December 31, 2024, 2023 and 2022, respectively.

	2024	2023	2022
Revenues:
USA	$355,022,439	$363,746,474	$375,653,156
Hong Kong	6,692,262	5,066,724	6,427,891
Singapore	10,923,140	5,590,646	1,626,800
Others	4,668,336	365,688	299,384
Total	$377,306,177	$374,769,532	$384,007,231

The following table presents long-lived assets by category and by geographic area as of December 2024 and 2023.

	2024	2023
Right-of-use assets:
Mainland China	$56,198,584	$2,777,221
USA	6,648,247	5,616,601
Others	3,446,920	3,513,735
Total	$66,293,751	$11,907,557

Property and equipment, net:
USA	$30,347,719	$30,611,515
Others	3,282,051	3,686,868
Total	$33,629,770	$34,298,383

Intangible assets, net:
Japan	$15,111,688	$16,693,046
Indonesia	3,094,718	3,127,825
Others	1,209,557	1,577,082
Total	$19,415,963	$21,397,953

Goodwill:
Mexico	$5,197,438	$5,197,438

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Segment Reporting [Line Items]
SEGMENT REPORTING

Note 8—Segment Reporting

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s CODM, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statements of operations as net income or loss. The measure of segment assets is reported on the balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:

	December 31,	December 31,
	2024	2023
Trust Account	$112,683,509	$109,573,279
Cash	$169,659	$163,718

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$2,437,346	$2,151,130
Interest from investments held in Trust Account	$5,605,739	$10,570,325

The CODM reviews interest earned on the Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the Trust Agreement.

General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination or similar transaction within the business combination period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative costs, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.

All other segment items included in net income or loss are reported on the statement of operations and described within their respective disclosures.